Consolidated Statements of Cash Flows	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Net income	$ 91,253,000	$ 37,382,000	$ 81,147,000	$ 72,579,000	$ 34,899,000
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation and amortization	6,937,000	3,168,000	7,993,000	4,702,000	3,468,000
Loss on disposal of property, equipment, and software	162,000	(2,000)	360,000	221,000	700,000
Stock compensation expense	2,259,000	9,263,000	9,498,000	86,000	67,000
Deferred income taxes	25,321,000	11,759,000	25,007,000	21,991,000	6,584,000
Amortization of debt issuance costs and debt discount	1,644,000	592,000	2,266,000	123,000	70,000
Write-off of debt issuance costs			237,000	0	0
Fair value adjustments to contingent earnout obligations	1,153,000	0	375,000	0	0
Changes in operating assets and liabilities:
Accounts receivable	(63,355,000)	(13,050,000)	(15,585,000)	(8,676,000)	(6,300,000)
Commissions receivable	(219,132,000)	(110,792,000)	(197,364,000)	(91,639,000)	(46,370,000)
Other assets	1,906,000	856,000	(3,352,000)	(3,031,000)	389,000
Accounts payable and accrued expenses	15,692,000	4,985,000	15,672,000	2,810,000	3,117,000
Other liabilities	32,370,000	5,237,000	11,970,000	947,000	(1,470,000)
Net cash (used in) provided by operating activities	(103,148,000)	(50,602,000)	(61,776,000)	113,000	(4,846,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(5,768,000)	(5,499,000)	(9,446,000)	(3,921,000)	(5,396,000)
Proceeds from sales of property and equipment	0	3,000	3,000	0	0
Purchases of software and capitalized software development costs	(3,449,000)	(2,434,000)	(6,106,000)	(4,715,000)	(624,000)
Acquisition of business, net of cash acquired	121,000	0	(35,821,000)	0	0
Net cash used in investing activities	(9,096,000)	(7,930,000)	(51,370,000)	(8,636,000)	(6,020,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit	0	83,602,000	87,989,000	135,621,000	91,319,000
Payments on revolving line of credit	0	(91,778,000)	(99,021,000)	(144,341,000)	(75,952,000)
Net proceeds from Term Loan	0	416,500,000	416,500,000	0	0
Payments on Term Loan	(108,000)	(1,440,000)	(31,447,000)	(1,395,000)	(2,024,000)
Proceeds from non-recourse debt	0	8,425,000	16,575,000	16,200,000	0
Proceeds from common stock option exercises	391,000	4,819,000	5,506,000	4,300,000	565,000
Purchase of treasury stock			0	(34,000)	(441,000)
Cash dividends paid	0	(275,000,000)	(275,000,000)	(1,958,000)	(1,882,000)
Issuance of preferred stock			135,000,000	0	0
Debt issuance costs	(5,320,000)	0
Payments of costs incurred in connection with private placement	0	(7,694,000)	(7,854,000)	(258,000)	(103,000)
Payments of costs incurred in connection with initial public offering				0
Proceeds from initial public offering, net of underwriters’ discounts and commissions			340,200,000	0	0
Net cash provided by financing activities	(10,719,000)	135,831,000	481,446,000	8,135,000	11,482,000
NET INCREASE IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	(122,963,000)	77,299,000	368,300,000	(388,000)	616,000
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH—Beginning of year	368,870,000	570,000	570,000	958,000	342,000
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH—End of year	245,907,000	77,869,000	368,870,000	570,000	958,000
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid, net	(11,953,000)	(6,067,000)	(23,497,000)	(1,467,000)	(786,000)
Refunds (payment) of income taxes, net	(86,000)	(38,000)	64,000	(40,000)	(35,000)
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING ACTIVITIES:
Landlord funded allowance for tenant improvements			4,437,000	2,562,000	5,393,000
Capital expenditures in accounts payable and accrued expenses			241,000	250,000	373,000
Contingent earnout obligation related to acquisition			30,437,000	0	0
SUPPLEMENTAL DISCLOSURES OF NONCASH FINANCING ACTIVITIES:
Payoff of the Credit Agreement	0	91,778,000	99,021,000	144,341,000	75,952,000
Debt issuance costs incurred for the Credit Agreement			0	0	(186,000)
Debt issuance costs in accounts payable and accrued expenses			45,000	0	0
Equity issuance costs in accounts payable and accrued expenses			5,643,000	0	0
Line of Credit | Credit Agreement
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on revolving line of credit			(21,645,000)	0	0
SUPPLEMENTAL DISCLOSURES OF NONCASH FINANCING ACTIVITIES:
Payoff of the Credit Agreement			21,645,000	0	0
Opening outstanding borrowings under the Credit Agreement			0	11,032,000
Line of Credit | Revolving Credit Facility
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on revolving line of credit			0	0	(17,175,000)
SUPPLEMENTAL DISCLOSURES OF NONCASH FINANCING ACTIVITIES:
Payoff of the Credit Agreement			0	0	17,175,000
Opening outstanding borrowings under the Credit Agreement			0	0	17,361,000
Secured Debt | Line of Credit
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on Term Loan			(100,000,000)	0	0
SUPPLEMENTAL DISCLOSURES OF NONCASH FINANCING ACTIVITIES:
Opening outstanding borrowings under the Credit Agreement	325,000,000		325,000,000	0
Private Placement
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of costs incurred in connection with initial public offering	(1,771,000)	0	(3,784,000)	0	0
IPO
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of costs incurred in connection with initial public offering	$ (3,911,000)	$ (1,603,000)	$ (3,218,000)	$ 0	$ 0